Current and long-term debt - Senior unsecured notes due 2025 (Details) - USD ($)	1 Months Ended	6 Months Ended
	May 31, 2020	Jun. 30, 2020	Jun. 30, 2019
Disclosure of detailed information about borrowings [abstract]
Proceeds from borrowings, classified as financing activities		$ 318,194,000	$ 0
Unsecured Senior Notes due 2025
Disclosure of detailed information about borrowings [abstract]
Aggregate principal amount notes issued	$ 28,100,000
Borrowings interest rate	7.00%
Proceeds from borrowings, classified as financing activities	$ 26,500,000
Minimum denominations	25.00
Integral multiples	$ 25.00
Net borrowings limit		70.00%
Consolidated tangible net worth		$ 650,000,000.0
Borrowings		$ 28,100,000
Unsecured Senior Notes due 2025 | Borrowings, Redemption, Period One [Member]
Disclosure of detailed information about borrowings [abstract]
Repurchased face amount percentage	102.00%
Unsecured Senior Notes due 2025 | Borrowings, Redemption, Period Two [Member]
Disclosure of detailed information about borrowings [abstract]
Repurchased face amount percentage	101.00%
Unsecured Senior Notes due 2025 | Borrowings Redemption, Period Three [Member]
Disclosure of detailed information about borrowings [abstract]
Repurchased face amount percentage	100.00%
Unsecured Senior Notes due 2025 | Borrowings, Redemption, Period Four [Member]
Disclosure of detailed information about borrowings [abstract]
Repurchased face amount percentage	104.00%
Unsecured Senior Notes due 2025 | Exercise of options senior notes [Member]
Disclosure of detailed information about borrowings [abstract]
Proceeds from borrowings, classified as financing activities	$ 3,100,000